Note 13 - Leasing Arrangements - Lessee	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of leases [text block]
13.	Leasing arrangements – lessee

a)

The Group leases various assets including office facilities and business vehicles. Lease contracts are typically made for periods of 1 to 5 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

b)

Short-term leases with a lease term of 12 months or less comprise rental of office. Low-value assets comprise rental of office equipment. Lease payments for these leases are recognized as an expense on a straight-line basis over the lease term.

c)	The carrying amount of right-of-use (“ROU”) assets and the depreciation expenses are as follows:

	Carrying amount of ROU assets
	As of December 31,
	2025	2024
Office facilities	$1,091,526	$505,345

	Depreciation expenses
	Year ended December 31,
	2025	2024	2023
Office facilities	$232,073	$161,794	$9,314
Transportation equipment (Business vehicles)	-	4,712	6,623
	$232,073	$166,506	$15,937

d)	For the years ended December 31, 2025 and 2024, the additions to right-of-use assets were $788,763 and $618,815, respectively.

e)	Supplemental information relating to lease contracts is as follows:

	Year ended December 31,
	2025	2024	2023
Items affecting profit or loss
Interest expense on lease liabilities	$30,760	$19,501	$346
Expense on short-term lease contracts	$227,695	$270,579	$171,999
Expense on leases of low-value assets	$4,955	$5,324	$6,661

f)	For each of the years ended December 31, 2025, 2024 and 2023, the Group’s total cash outflow for leases, including short-term and low-value leases, were $526,489, $471,058 and $195,350, respectively.